Segment Information - Geographic Information of Group's Long Lived Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Segment Information
Total long-lived assets	¥ 2,459,467	¥ 2,503,362
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Mainland China
Segment Information
Total long-lived assets	¥ 2,351,825	¥ 2,427,113
Hong Kong
Segment Information
Total long-lived assets	77,087	53,427
Others
Segment Information
Total long-lived assets	¥ 30,555	¥ 22,822